Financial gain (loss) - Narrative (Details) - EUR (€) € in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Disclosure Of Financial Gain (Loss) [Line Items]
Foreign exchange gain (loss)		€ (8,940)	€ (171)
United States of America, Dollars
Disclosure Of Financial Gain (Loss) [Line Items]
Foreign exchange gain (loss)	€ (8,297)	(8,297)		€ 2,035
Euro
Disclosure Of Financial Gain (Loss) [Line Items]
Foreign exchange gain (loss)	€ 10,663	€ 10,663